Investment Strategy	Nov. 01, 2025
Catalyst Insider Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in short-term U.S. corporate bonds issued by companies, including real estate investment trusts (“REITs”), whose executives are purchasing shares of the company’s common stock. The Fund may invest in corporate bonds, including convertible bonds, of any credit quality (including “junk” bonds), effective maturity or average modified duration, but intends to hold a majority of the portfolio in investment grade corporate bonds (rated BBB or higher by S&P Global Ratings or the equivalent by another nationally recognized statistical ratings organization) with an average effective maturity of less than four years and an average duration of less than three and a half years.

The Advisor uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider buying activity for its investment decisions. The Advisor’s research and quantitative back-testing of insider trading data over long periods of time has resulted in the development of a proprietary method of analyzing insider trading activity that it believes has the potential to substantially reduce the likelihood of bankruptcy. The underlying thesis is that corporate insiders know more about the prospects of the company than anybody else and would not take a stake in the equity of their company if the company were in jeopardy of declaring bankruptcy.

The Advisor’s investment process focuses on insider identities (position in the company), motivations, insider trading trends, trading volumes, firm size, and other factors to select what the Advisor believes to be the most significant insider buying signals – the signals that are historically associated with companies that have avoided bankruptcy. Corporate bonds meeting the insider activity screen criterion are analyzed and selected in an attempt to establish a portfolio with the target credit quality, duration, maturity, and SEC yield (i.e., the income generated by a bond fund over a 30-day period after accounting for expenses). The Advisor generally intends to hold bonds to maturity, but positions may be sold if insider trading trends reverse in a manner the Advisor believes to be significant, or if the Advisor believes the bonds no longer offer favorable risk-adjusted return potential.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Catalyst/SMH High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests in a non-diversified group of low-quality, high yield corporate bonds and convertible securities. The Fund may invest, without limitation, in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds). The Fund may also invest in corporate issues that have defaulted. Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. While there are no restrictions on maturity, the bonds in the Fund’s portfolio generally have an average maturity of less than ten years. The Fund seeks capital appreciation from selling securities above the purchase price. Bonds may appreciate in value through an improvement in credit quality, among other reasons.

To select the securities in which to invest, SMH Capital Advisors, LLC, the Fund’s sub-advisor (“Sub-Advisor”), conducts fundamental credit research on each issuer. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and chooses its investments from, the following types of securities:

●	Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

●	Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders. Preferred stock has a superior claim on the issuer’s income and assets relative to common stock, but a lower claim on assets than corporate bondholders.
●	Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

In addition, the Fund may also invest in other investment companies to the extent permitted by federal law and any exemptions granted to the Fund by the SEC.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Catalyst/SMH Total Return Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Normally, the Fund invests primarily in a broad range of income-producing securities. These include equity securities, such as dividend-paying common stocks and REITs, and debt securities, such as interest-paying bonds and convertible bonds. The Fund may also invest in preferred stock, master limited partnerships (“MLPs”), and bank notes. The composition of the Fund’s investments in equity, debt, and cash or money market instruments may vary substantially depending on various factors, including market conditions.

Generally, at least 30% of the Fund’s assets is invested in equity securities. Subject to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may invest in other investment companies (“acquired funds”), including business development companies (“BDCs”) and other closed-end funds, and exchange-traded funds (“ETFs”). The Fund may invest in companies of any market capitalization, but generally focuses on stocks with capitalization between $500 million and $10 billion.

The Fund may invest up to 20% of its total assets in equity securities of issuers domiciled outside the United States, including, without limitation, sponsored American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in debt securities of non-U.S. issuers.

In addition, the Fund may invest, without limitation, in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by S&P Global Ratings, or unrated but determined by the Fund’s sub-advisor, SMH Capital Advisors, LLC (the “Sub-Advisor”) to be of equivalent quality), also known as “junk bonds.” While there are no restrictions on maturity, the bonds in the Fund’s portfolio generally have an average maturity of less than ten years.

The Sub-Advisor seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments with yields above the market average and generally focuses on value-oriented securities – those with low price to sales, price to book, and price to earnings ratios relative to their growth rates. Securities may be sold when the Sub-Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Distribution Policy: The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst/SMH Total Return Income Fund - Distribution Policy and Goals” section in the Fund’s Prospectus.

Catalyst/MAP Global Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Normally, the Fund invests primarily in a broad range of domestic and international, including emerging markets, fixed income and equity securities. These include debt securities, such as interest-paying bonds and convertible bonds, and equity securities, such as dividend-paying common stocks. The Fund may also invest in preferred stocks and write covered calls on equities. The composition of the Fund’s investments in equity, debt, and cash or money market instruments may vary substantially depending on various factors, including market conditions. Under normal circumstances, the Fund invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. Fixed income securities include interest-paying bonds and convertible bonds. Equity securities include common stock, preferred stock, and options on those securities.

The Fund may invest in the securities of companies with market capitalizations of $300 million or more and in the securities of companies of any credit quality. The Fund may invest its assets in equity securities of issuers domiciled outside the United States, including, without limitation, sponsored American Depositary Receipts (“ADRs”). The Fund may also invest its assets in debt securities of non-U.S. issuers. The allocation of the Fund’s investments between domestic and foreign issuers will vary according to market conditions. However, under normal conditions, at least 40% of the Fund’s assets is in securities of issuers domiciled in at least three countries outside of the United States.

In addition, the Fund may invest without limitation in lower quality, higher yielding debt securities (rated Ba or lower by Moody’s Investors Service or BB or lower by S&P Global Ratings, or unrated but determined by the Fund’s investment sub-advisor, Managed Asset Portfolios, LLC (the “Sub-Advisor”) to be of equivalent quality), also known as “junk bonds.” While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years.

The Sub-Advisor seeks to invest in attractively valued securities that, in its opinion, represent above-average long-term investment opportunities. The Sub-Advisor seeks investments in securities using a bottom up process to identify temporarily out of favor securities that have an attractive valuation compared to the company’s net assets and earnings power. The Sub-Advisor also seeks securities where a catalyst may unlock the intrinsic value of the company. Securities are subsequently removed from the portfolio when the stock exceeds its estimated fair market value, or when there is a change or deterioration at the company that causes the portfolio managers to believe the stock is no longer attractive relative to other investment opportunities.

Catalyst/CIFC Senior Secured Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

In order to accomplish the Fund’s objective, the Fund invests in a portfolio composed mainly of senior secured corporate loans (sometimes referred to as “adjustable rate loans,” “floating rate loans” or “bank loans”). These loans hold a senior position in the capital structure and, at the time of purchase, are typically rated below investment grade. Such loans are considered to be speculative investments. The senior secured corporate loans in which the Fund invests generally are expected to bear interest at floating rate based on Secured Overnight Financing Rate (“SOFR”), or such other alternative reference rate as has been adopted with respect to each loan. The Fund may invest in loans with financial maintenance covenants and loans that contain limited, if any, financial maintenance covenants that protect lenders (sometimes referred to as “covenant-lite” obligations). The Fund invests primarily in floating rate loans and other floating rate investments, but also may invest in other debt securities, including high yield securities (commonly referred to as “junk bonds”).

The Fund invests a majority of its assets in the securities of U.S. issuers, but may also invest in securities of non-U.S. issuers, including, without limitation, securities issued by Canadian, U.K., and European corporations. The Fund has no restrictions on investment maturity. The Fund may invest in both the primary and secondary markets, and may invest in secured corporate loans and other debt securities (which may be unsecured) made in connection with highly leveraged transactions, including, but not limited to, operating loans, leveraged buyout loans and bonds, and leveraged recapitalization loans and bonds. The Fund may also invest in debtor-in-possession loans (i.e., senior obligations issued in connection with restructuring proceedings).

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in senior secured debt instruments. Such debt instruments include: floating rate bonds; floating rate notes; floating rate debentures; tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities; and other investment companies (including exchange traded funds) (“ETFs”) that invest primarily in floating rate assets. The Fund considers the investments of the underlying funds when determining its compliance with this 80% policy. Asset-backed securities include collateralized loan obligations (“CLOs”). The Fund may invest in senior or subordinate tranches of a CLO or other structured product. The Fund may invest up to 20% of its total assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured or unsecured; short-term debt obligations, repurchase agreements and cash and cash equivalents that do not otherwise qualify as floating rate debt, and other investment companies, including money market funds and ETFs (other than ETFs that invest primarily in floating rate assets). Additionally, the Fund may receive equity securities from capital restructurings related to the floating rate instruments in which it invests. The Fund may sell or hold the equity securities received incidental to these investments for a period of time depending on market conditions. The Fund’s portfolio may be focused on a limited number of industries, asset classes, countries or issuers.

In constructing the Fund’s portfolio, the Fund’s sub-advisor, CIFC Investment Management LLC (the “Sub-Advisor”), uses a bottom-up approach that seeks to identify instruments that it believes are either mispriced relative to their risk or have a likelihood of near-term price appreciation. In addition, the Sub-Advisor seeks opportunities that generate income and have profit potential while managing default risk. In its assessment of individual instruments, the Sub-Advisor utilizes a disciplined approach that focuses on credit fundamentals, relative value, and active risk management. The Sub-Advisor monitors the Fund’s investments on an ongoing basis and sells an investment when the value of the investment relative to its risk profile no longer meets the Sub-Advisor’s criteria for inclusion in the portfolio, or when a more attractive investment becomes available.

The Sub-Advisor also may implement a hedging strategy, when deemed appropriate to reduce risk of loss, that utilizes short sales and derivative instruments, including futures contracts, options, swap contracts, and options on futures and swap contracts. In particular, the Fund may take short positions, or obtain short exposure through derivatives, in U.S. Treasury bonds.

Catalyst Enhanced Income Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing in agency and non-agency commercial and residential mortgage-backed securities (“MBS”) and other fixed income asset-backed securities, including securities backed by aircraft, automobiles, credit card receivables, and student loans.

The Fund does not limit its investments to a particular credit quality and may invest in distressed asset backed securities and other below investment grade securities (commonly referred to as “junk”) without limitation. Below investment grade securities are those rated below Baa3 by Moody’s Investor Services or equivalently by another nationally recognized statistical rating organization, as well as non-rated securities. The MBS in which the Fund invests are generally liquid; in other words, they can be sold at approximately the current market value within 7 calendar days. The Fund may hold up to 15% of its net assets in illiquid investments. In managing the Fund’s investments, the Fund’s sub-advisor, Wynkoop, LLC (the “Sub-Advisor”), seeks to construct an investment portfolio with a weighted average maturity that ranges between 1 and 10 years and a weighted average effective duration that ranges between -9 and 9 years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The more sensitive a security is to changes in interest rates, the higher its volatility risk. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in a 5% decline in share price. If a bond has a duration of 10 years, a 1% rise in interest rates would result in a 10% decline in share price. Unique to the residential MBS market are securities, such as interest-only securities, and related derivatives, that have “negative duration.” This means that the value of these instruments normally increases with higher interest rates, the opposite of most other debt instruments. This generally allows some portion of the Fund’s market risk to be hedged with a purchase, rather than a short sale, and allows the Fund to realize positive cash flows on the hedge as a result of interest received with respect to that security.

The Sub-Advisor determines the allocation of the Fund’s investments across the various fixed income asset classes based on market supply and which asset classes it views as offering the best risk-adjusted values in the marketplace at a given time. However, the Fund expects to focus its investments in agency and non-agency commercial and residential MBS and, under normal circumstances, invests over 25% of its assets in agency and non-agency commercial and residential MBS. In selecting individual securities for investment by the Fund, the Sub-Advisor selects securities that it believes offer the best risk/return opportunity based on its analyses of a variety of factors, including collateral quality, duration, structure, excess interest, credit support, potential for greater upside, and less downside, capture, liquidity and market conditions, and favors undervalued investments that produce consistent returns in most interest rate environments. The Sub-Advisor attempts to diversify geographically and among the servicing institutions that service or originate the MBS.

Distribution Policy. The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed and is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit.